Bank Loans (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Bank Loans [Line Items]
Bank loan interest expense	€ 198,580	€ 287,281	€ 308,982
Unsecured bank loans	€ 3,600,000
Interest payable average rate	2.11%
Bottom of Range [Member]
Bank Loans [Line Items]
Maturity period	1 year
Top of Range [Member]
Bank Loans [Line Items]
Maturity period	3 years
Bank Loan [Member]
Bank Loans [Line Items]
Bank loan interest expense	€ 5,367	12,618	9,977
Line of Credit [Member]
Bank Loans [Line Items]
Bank loan interest expense	€ 147,761	€ 133,977	€ 192,391